Note 9 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Operating Leases of Lessee Disclosure [Table Text Block]
		Amount
Years ended December 31:
	2012	$8,572
	2013	6,019
	2014	4,498
	2015	3,410
	2016	2,275
	Thereafter	2,510
Total		$27,284